Supplemental Information with Respect to Cash Flows (Details) - Schedule of Supplemental Information with Respect to Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Change in non-cash working capital:
Trade and other receivables	$ (631,278)	$ (326,749)
Prepaids	(54,974)	(390,022)
Inventory	1,596,000	(2,903,506)
Advances to suppliers	(1,385,957)	(638,831)
Accounts payable and accrued liabilities	(489,431)	(528,817)
Deferred revenue	(149,600)
Total	$ (1,115,240)	$ (4,787,926)